Related Party Transactions (Details Narrative)															12 Months Ended
	Dec. 31, 2023 USD ($) shares	Oct. 17, 2023 shares	Sep. 15, 2023 shares	Sep. 02, 2023 shares	Jul. 06, 2023 shares	May 11, 2023 shares	Apr. 20, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jan. 01, 2023 shares	Sep. 15, 2022 USD ($) shares	Aug. 18, 2022 USD ($) shares	Jul. 15, 2022 USD ($) shares	Sep. 02, 2020 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2023 CAD ($) shares	Nov. 28, 2023 shares	Jul. 31, 2023	Apr. 20, 2023 CAD ($)	Jun. 29, 2022 shares	Dec. 31, 2021 CAD ($) shares	Sep. 30, 2021	Jan. 01, 2021 USD ($)	Dec. 31, 2020 USD ($)
IfrsStatementLineItems [Line Items]
Due to related parties	$ 115,526														$ 115,526		$ 210,070	$ 13,831
Management fees															924,083		711,766	438,000
Director fees															820,047		552,975	377,308
Consulting fees															52,313
Stock based compensation															$ 118,202		1,421,267	108,775
Common stock, shares | shares	80,000														80,000				80,000
Trade and other payables	$ 115,304														$ 115,304
Settle of debt															$ 2,957
Number of Options Vested | shares															1,620,000	1,620,000
Notes receivables	113,309						$ 742								$ 113,309		1,062,062	1,193,641				$ 1,000
Notes payable	$ 3,464,450														$ 3,464,450		$ 166,555	$ 649,047
Interest rate	35.00%						12.00%								35.00%				35.00%		5.00%	12.00%			5.00%
Maturity date							April 30, 2025
Number of share options granted in share-based payment arrangement | shares																	1,442,000	90,000
Number of shares reserves																	$ 14,189
Restricted stock unit obligation liability	$ 18,398														$ 18,398		295,747
Proceeds from stock plans															542,864		571,066	191,032
Cash bonus															5,633,959		4,386,716	$ 1,672,750
Shares issued for RSUs															$ 315,796		103,582
Settlement of amount in notes receivables																	49,800
Loss on Settlement																	285,120
Issued capital [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares																				36,057,934			14,507,380
Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Stock based compensation																	$ 255,206
Common stock, shares | shares																	400,000	283,333						283,333
Reduction to equity																	$ 260,681	$ 70,833
Number of Options Vested | shares	1,365,610	650,000	452,785	75,464	75,000	601,000				256,800					(3,446,659)	(3,446,659)	(885,012)	(265,000)
Number of share options granted in share-based payment arrangement | shares															3,476,659	3,476,659	885,012	265,000
Number of shares reserves																	$ 65,160
Restricted stock unit obligation liability																	190,047
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Stock based compensation															$ 1,294,051		926,119
Trade and other payables																	260,681	70,833
Settle of debt															118,261	$ 160,000
Notes receivables																	450,325	517,985
Receivable interest rate	5.00%														5.00%				5.00%
Notes payable	$ 420,281														$ 420,281				$ 402,115
Maturity date															December 31, 2024	December 31, 2024
Total for all related parties [member] | Promissory note agreements [member]
IfrsStatementLineItems [Line Items]
Principal amount																		$ 518,820						$ 648,078
Total for all related parties [member] | Warrants [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares																		895,333						895,333
Total for all related parties [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares																		1,029,333						1,029,333
Total for all related parties [member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares																	40,000
Total for all related parties [member] | Restricted stock units (RSUs) [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares																	50,000
Total for all related parties [member] | Stock options [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares																		134,000						134,000
Officer [Member]
IfrsStatementLineItems [Line Items]
Interest rate	6.00%														6.00%				6.00%
Director [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued , value																	$ 19,077
Director [Member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares																	80,000
Director [Member] | Restricted stock units (RSUs) [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares	40,000														40,000				40,000
Value of stock issued for obligation															$ 32,635
Chief Executive Officer [Member]
IfrsStatementLineItems [Line Items]
Restricted stock units																	$ 197,212
Chief Executive Officer [Member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Number of share options granted in share-based payment arrangement | shares														50,000
Restricted stock unit obligation liability																	98,606
Proceeds from stock plans														$ 5,000,000
Stock based compensation																	295,818
Chief Executive Officer [Member] | Restricted stock units (RSUs) [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from stock plans														25,000
Chief Executive Officer [Member] | Restricted stock units (RSUs) [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from stock plans														$ 5,000,000
Chief Executive Officer [Member] | Restricted stock units (RSUs) [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares											50,000			20,000
Cash bonus											$ 100,000
Chief Financial Officer [Member] | Restricted stock units (RSUs) [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares												65,000
Value of stock issued for obligation												$ 94,300
Cash payments												210,000
Chief Financial Officer [Member] | Restricted stock units (RSUs) [member] | Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Cash payments								$ 50,000	$ 50,000
Chief Financial Officer [Member] | Restricted stock units (RSUs) [member] | Sasb phase b [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													25,000
Chief Financial Officer [Member] | Restricted stock units (RSUs) [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Cash payments												$ 110,000
Chief Financial Officer [Member] | Restricted stock units (RSUs) [member] | Bottom of range [member] | Sasb phase b [member]
IfrsStatementLineItems [Line Items]
Cash bonus													$ 5,000,000
Chief Financial Officer [Member] | Restricted stock units (RSUs) [member] | Issued capital [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													20,000
Chief Financial Officer [Member] | Restricted stock units first anniversary agreement [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													20,000
Shares issued for RSUs, shares | shares															20,000	20,000
Chief Financial Officer [Member] | Restricted stock units second anniversary agreement [member] | Sasb phase b [member]
IfrsStatementLineItems [Line Items]
Cash bonus													$ 20,000
Chief Financial Officer [Member] | Restricted stock units second anniversary agreement [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													30,000
Chief Financial Officer [Member] | Restricted stock units second anniversary agreement [member] | Issued capital [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Cash bonus													$ 15,000
Chief Financial Officer [Member] | Sasb phase a [member] | Sasb phase b [member]
IfrsStatementLineItems [Line Items]
Cash bonus													$ 25,000
Chief Operating Officer [Member] | Restricted stock units (RSUs) [member] | Bottom of range [member] | Sasb phase b [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													25,000
Chief Operating Officer [Member] | Restricted stock units (RSUs) [member] | Issued capital [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													20,000
Chief Operating Officer [Member] | Restricted stock units first anniversary agreement [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													25,000
Shares issued for RSUs, shares | shares															25,000	25,000
Shares issued for RSUs															$ 33,111
Chief Operating Officer [Member] | Restricted stock units second anniversary agreement [member] | Sasb phase b [member]
IfrsStatementLineItems [Line Items]
Cash bonus													$ 20,000
Chief Operating Officer [Member] | Restricted stock units second anniversary agreement [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Number of Options Vested | shares													30,000
Chief Operating Officer [Member] | Restricted stock units second anniversary agreement [member] | Issued capital [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Cash bonus													$ 15,000
Audit committee member [member] | Restricted stock units (RSUs) [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Common stock, shares | shares	15,000														15,000				15,000
Value of stock issued for obligation															$ 21,762
Director fees [member]
IfrsStatementLineItems [Line Items]
Director fees															$ 145,500		92,000	$ 72,000
Directors [member]
IfrsStatementLineItems [Line Items]
Stock based compensation																	$ 21,283
Common stock, shares | shares	808,680														808,680				808,680
Number of share options granted in share-based payment arrangement | shares																	12,000
Restricted stock unit obligation liability																	$ 7,094
Directors [member] | Restricted stock units (RSUs) [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Reduction to equity	$ 799,212														$ 799,212
Number of Options Vested | shares															586,868	586,868
Reduction to equity															$ 473,331